Stock Based Compensation - Schedule of Changes in Stock Options (Details) (USD $)	0 Months Ended	12 Months Ended
	Apr. 05, 2011	Apr. 30, 2012	Apr. 30, 2011	Apr. 30, 2010
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Number of Options, Outstanding, beginning balance		1,404,300	1,069,800	747,850
Number of Options, Granted	772,500	100,000	1,302,000	413,200
Number of Options, Expired		(52,950)	(213,500)
Number of Options, Forfeited			(304,000)	(91,250)
Number of Options, Cancelled		(676,350)	(450,000)
Number of Options, Outstanding, ending balance		775,000	1,404,300	1,069,800
Weighted Avg. Exercise Price, Outstanding, beginning balance		$ 0.60	$ 3.0	$ 4.10
Weighted Avg. Exercise Price, Granted		$ 0.50	$ 0.50	$ 1.40
Weighted Avg. Exercise Price, Expired		$ 0.15	$ (4.90)
Weighted Avg. Exercise Price, Forfeited			$ (2.50)	$ (4.90)
Weighted Avg. Exercise Price, Cancelled		$ (0.55)	$ (2.8)
Weighted Avg. Exercise Price, Outstanding, ending balance		$ 0.52	$ 0.60	$ 3.0